INVESTMENTS	12 Months Ended
Dec. 31, 2021
INVESTMENTS.
INVESTMENTS

7.INVESTMENTS

The investments as of December 31, 2020 and 2021 were as follows:

	As of December 31,
	2020	2021
Equity securities with readily determinable fair values:
Accor	3,849	2,508
Other marketable securities	54	81
Equity securities without readily determinable fair values:
Cjia/Cjia Group	183	168
OYO	66	54
Other equity securities without readily determinable fair values	72	71
Equity-method investments:
AAPC LUB	490	525
Hotel related funds	476	488
China Hospitality JV	103	99
Zleep	88	68
Commerz Real Institute	—	85
Other investments	225	187
Available-for-sale debt securities:
Cjia/Cjia Group	220	220
Total	5,826	4,554

Equity securities with readily determinable fair values:

In 2019, 2020 and 2021, the Group purchased 282,787 and 8,737,987 and 1,180,000 ordinary shares of Accor, respectively,a hotel group listed in Paris stock exchange, from open market. In 2020 and 2021, the Group sold out 1,003,654 and 5,172,458 of these shares with losses of RMB21 and gains of RMB209 realized, respectively. As of December 31, 2021, the Group accumulatively hold 12,212,552 shares of Accor, which accounts for less than 5% of Accor total outstanding shares where the Group does not have the ability to significantly influence the operations of this entity. In 2020 and 2021, the Group recognized unrealized losses from fair value changes of Accor of RMB253 and RMB94, respectively.

At December 31, 2020 and 2021, the Group had RMB54 and RMB81, respectively, of other marketable securities, which represent investments in entities in hospitality or related industries where the Group does not have the ability to significantly influence the operations of these entities. In 2019, 2020 and 2021, the Group recognized unrealized losses from fair value changes of other marketable securities of RMB35, RMB12 and RMB2, respectively.

Equity securities without readily determinable fair values:

As of December 31, 2018, the Group had approximately 17% equity interest and US$45 million in preferred shares of China Cjia Group Limited (“Cjia Group”). In addition, the Group had RMB 252 convertible notes in Cjia Group. In 2019, Cjia Group repurchased from the Group part of its ordinary shares and preferred shares and issued new shares to an unrelated investor. As a result, the Group recognized a gain of RMB9 in other income in 2019. As of December 31, 2020 and 2021, the Group had approximately 15% and 16% ordinary shares of Cjia Group, respectively. The Group accounted for the ordinary shares in Cjia Group under equity-method as the Group has the ability to exert significant influence. The convertible notes are recorded as available-for-sale debt securities. The preferred shares are accounted for as equity securities without readily determined fair value as they are not in substance ordinary shares. The Group recognized investment loss of RMB45, RMB49 and RMB15 in income (loss) from equity method investments in 2019, 2020 and 2021, respectively. Loss from equity method investments reduced the cost of equity-method investment to zero and further adjusted the carrying amount of preferred shares and convertible notes.

In September 2017, the Group purchased approximately 1% equity interest of Oravel Stays Private limited (“OYO”), an India leading hospitality company. During the year ended December 31, 2021, the group sold part of equity interest, and recognized investment income of RMB52 in 2021. As of December 31, 2021, the Group owned less than 1% equity interest of OYO. The Group accounted the investment as equity securities without readily determinable fair values since the Group does not have the ability to exert significant influence over OYO.

Other equity securities without readily determinable fair values included several insignificant investments in certain privately-held companies. As a result of the COVID-19 pandemic, the Group recognized an impairment of RMB45 and nil for these equity securities for the year ended December 31, 2020 and 2021, respectively.

Equity-method investments:

In January 2016, the Group acquired approximately 28% equity interest in AAPC LUB. The Group accounted for the investment in AAPC LUB under equity-method as the Group has the ability to exert significant influence. The Group recognized investment income of RMB47, RMB21 and RMB35 in income (loss) from equity method investments in 2019, 2020 and 2021, respectively. In 2019, 2020 and 2021, the Group received cash dividend from AAPC LUB of RMB39, nil and nil which was recognized as return on investment.

As of December 31, 2020 and 2021, the Group had RMB476 and RMB488, respectively, of investments in hotel related funds. Those funds were VIEs and were managed by or power shared with unrelated third-parties. However, the Group determined that they were not the primary beneficiary of those VIEs since the Group did not have the power to direct the activities of these VIEs that most significantly impacted their economic performance. The Group accounted for the investment under equity-method as the Group’s influence over the funds is more than minor. The Group recognized investment income of RMB11, investment loss of RMB16 and RMB55, in income (loss) from equity method investments in 2019, 2020 and 2021, respectively. The maximum potential financial statement loss the Group could incur if the investment funds were to default on all of their obligations is the loss of value of the interests in such investments of RMB488 that the Group holds as of December 31, 2021.

In 2018, the Group partnered with an unrelated third party investor to form China Hospitality JV, Ltd. (“China Hospitality JV”), of which the Group holds 20% equity interest. The business of China Hospitality JV was to acquire and operate two hotel properties, one of which has been converted into office buildings in 2020. The Group accounted for the investment in China Hospitality JV under equity-method as the Group has the ability to exert significant influence. The Group recognized investment loss of RMB2, RMB12, and RMB4 in income (loss) from equity method investments in 2019, 2020 and 2021, respectively.

In February 2019, Deutsche Hospitality acquired 51% of the shares in Zleep Hotels A/S (“Zleep”), a hotel brand in Scandinavia. The Group’s interest in Zleep is accounted for using the equity method in the consolidated financial statements because the Group has joint control only in the business and finance decisions due to voting right restrictions. The Group recognized investment loss of RMB23 and RMB12 in income (loss) from equity method investments in 2020 and 2021.

In 2021, the Group partnered with an unrelated third party investor who acted as a general partner to form Commerz Real Institute, of which the Group holds 34% equity interest as a limited shareholder at the consideration of EUR12 million. Commerz Real Institute was designed as an open-ended investment fund to build a portfolio of hotels in prestigious locations. The Group accounted for the investment in Commerz Real Institute under equity-method as the Group’s significant influence over the funds is more than minor. The Group recognized investment loss of RMB1 in income (loss) from equity method investments in 2021.

Other investments included several insignificant equity investments in certain privately-held companies. As a result of the COVID-19 pandemic, the Group recognized an impairment of RMB47 and RMB63 for these equity investments for the year ended December 31,2020 and 2021.